Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014 Facilities	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2010	Feb. 02, 2015
Loss Contingencies [Line Items]
Non-cancelable operating lease agreement expiration date	2015-05		2015-05
Number of previously leased facilities			2
Rent expense	$ 62,000	$ 57,000	$ 230,000	$ 304,000
Future minimum commitment under non-cancelable operating lease			18,000				22,000
Lease expiration extended date	2018-06
Lease payment, description	The amendment provides for monthly lease payments of $22,000 beginning in June 2015, with modest increases in the following two years.
Milestone Payments [Member] | BioMedical Drug Development, Inc. [Member]
Loss Contingencies [Line Items]
Development and sales-related milestone payments, maximum	200,000		200,000
Payments made and liabilities incurred under asset purchase agreement			0	0	0
Outstanding payments	0		0	0
Facility one [Member]
Loss Contingencies [Line Items]
Non-cancelable operating lease agreement expiration date			2014-01
Facility two [Member]
Loss Contingencies [Line Items]
Non-cancelable operating lease agreement expiration date			2014-05
Intellectual property [Member] | BioMedical Drug Development, Inc. [Member]
Loss Contingencies [Line Items]
Acquisition of intellectual property						$ 150,000